                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment  [_]; Amendment Number:
                                               -------------
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cornerstone Capital Management, Inc.
Address:   7101 W. 78th Street
           Suite 201
           Minneapolis, MN 55439

Form 13F File Number: 28-05923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew S. Wyatt
Title:   Chief Executive Officer
Phone:   (952) 229-8101

Signature, Place, and Date of Signing:


/s/ Andrew S. Wyatt   Minneapolis, Minnesota   May 28, 2008
-------------------   ----------------------   ------------
    [Signature]            [City, State]          [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F File Number   Name
--------------------   ---------------------
28-01190               Frank Russell Company

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:         101
Form 13F Information Table Value Total:    $116,264
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
                                       2

                                                                                                  VOTING AUTHORITY
                                                        VALUE     TOTAL   INVESTMENT  OTHER    ---------------------
NAME OF ISSUER                CLASS          CUSIP      (x$1000)  SHARES  DISCRETION  MANAGER   SOLE   SHARED   NONE
----------------------------  -------------  ---------  --------  ------  ----------  -------  ------  ------  -----
ABB LTD                       SPONSORED ADR  000375204       921   34198  SOLE        NONE      31892           2306
ABB LTD                       SPONSORED ADR  000375204      2205   81916  DEFINED     NONE      81916
ATS MED INC                   COM            002083103        14   10000  SOLE        NONE                     10000
ADOBE SYS INC                 COM            00724F101       523   14686  SOLE        NONE      13655           1031
ADOBE SYS INC                 COM            00724F101      1234   34676  DEFINED     NONE      34676
AMAZON COM INC                COM            023135106       153    2138  SOLE        NONE       1984            154
AMAZON COM INC                COM            023135106       358    5027  DEFINED     NONE       5027
AMERICAN EXPRESS CO           COM            025816109       314    7187  SOLE        NONE       6720            467
AMERICAN EXPRESS CO           COM            025816109       756   17281  DEFINED     NONE      17281
APACHE CORP                   COM            037411105      1063    8799  SOLE        NONE       8076            723
APACHE CORP                   COM            037411105      2522   20876  DEFINED     NONE       2522
APPLE INC                     COM            037833100      1500   10452  SOLE        NONE       9725            727
APPLE INC                     COM            037833100      3577   24930  DEFINED     NONE      24930
BERKSHIRE HATHAWAY INC DEL    CL B           084670207       228      51  SOLE        NONE                        51
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108       318   20026  SOLE        NONE      18582           1444
BLACKSTONE GROUP L P          COM UNIT LTD   09253U108       787   49580  DEFINED     NONE      49580
BOEING CO                     COM            097023105       904   12162  SOLE        NONE      37863            772
BOEING CO                     COM            097023105      1969   26473  DEFINED     NONE
CELGENE CORP                  COM            151020104       978   15948  SOLE        NONE      14890           1058
CELGENE CORP                  COM            151020104      2365   38592  DEFINED     NONE      38592
CISCO SYS INC                 COM            17275R102      1080   44829  SOLE        NONE      41810           3019
CISCO SYS INC                 COM            17275R102      2582  107179  DEFINED     NONE     107179
COCA COLA CO                  COM            191216100       465    7633  SOLE        NONE        258            475
COCA COLA CO                  COM            191216100       833   13684  DEFINED     NONE      13684
COLGATE PALMOLIVE CO          COM            194162103       633    8133  SOLE        NONE       7704            429
COLGATE PALMOLIVE CO          COM            194162103      1019   13076  DEFINED     NONE      13076
CORNING INC                   COM            219350105      1693   70425  SOLE        NONE      65226           5199
CORNING INC                   COM            219350105      4028  167568  DEFINED     NONE     167568
COVENTRY HEALTH CARE INC      COM            222862104       467   11563  SOLE        NONE      10770            793
COVENTRY HEALTH CARE INC      COM            222862104      1134   28106  DEFINED     NONE      28106
DIAGEO P L C                  SPON ADR NEW   25243Q205       326    4011  SOLE        NONE       3502            509
DIAGEO P L C                  SPON ADR NEW   25243Q205      1436   17657  DEFINED     NONE      17657
DICKS SPORTING GOODS INC      COM            253393102       447   16679  SOLE        NONE      15478           1201
DICKS SPORTING GOODS INC      COM            253393102      1080   40340  DEFINED     NONE      40340
DISNEY WALT CO                COM DISNEY     254687106       378   12042  SOLE        NONE      11295            747
DISNEY WALT CO                COM DISNEY     254687106       752   23961  DEFINED     NONE      23961

ENDURANCE SPECIALTY HLDGS LT  SHS            G30397106       656   17936  SOLE        NONE      16752           1184
ENDURANCE SPECIALTY HLDGS LT  SHS            G30397106      1530   41799  DEFINED     NONE      41799
FPL GROUP INC                 COM            302571104       469    7477  SOLE        NONE       6922            555
FPL GROUP INC                 COM            302571104      1122   17879  DEFINED     NONE      17879
FASTENAL CO                   COM            311900104       352    7677  SOLE        NONE       6919            758
FASTENAL CO                   COM            311900104       821   17870  DEFINED     NONE      17870
GILEAD SCIENCES INC           COM            375558103       952   18465  SOLE        NONE      17084           1381
GILEAD SCIENCES INC           COM            375558103      2215   42990  DEFINED     NONE      42990
GOLDMAN SACHS GROUP INC       COM            38141G104       395    2389  SOLE        NONE       2205            184
GOLDMAN SACHS GROUP INC       COM            38141G104       985    5956  DEFINED     NONE       5956
GUESS INC                     COM            401617105       343    8453  SOLE        NONE       7905            548
GUESS INC                     COM            401617105       663   16393  DEFINED     NONE      16393
INTEL CORP                    COM            458140100      1216   57454  SOLE        NONE      52117           5277
INTEL CORP                    COM            458140100      2828  133502  DEFINED     NONE     133502
INTERCONTINENTALEXCHANGE INC  COM            45865V100       813    6228  SOLE        NONE       5808            420
INTERCONTINENTALEXCHANGE INC  COM            45865V100      1942   14883  DEFINED     NONE      14883
LAS VEGAS SANDS CORP          COM            517834107       370    5016  SOLE        NONE       4421            595
LAS VEGAS SANDS CORP          COM            517834107      1600   21732  DEFINED     NONE      21732
LOWES COS INC                 COM            548661107       312   13571  SOLE        NONE      12663            908
LOWES COS INC                 COM            548661107       736   32094  DEFINED     NONE      32094
MEMC ELECTR MATLS INC         COM            552715104       865   12197  SOLE        NONE      11128           1069
MEMC ELECTR MATLS INC         COM            552715104      2086   29420  DEFINED     NONE      29420
MEDTRONIC INC                 COM            585055106      2192   27423  SOLE        NONE      24770           2653
MEDTRONIC INC                 COM            585055106      2215   63685  DEFINED     NONE      63685
MERCK & CO INC                COM            589331107      1262   33278  SOLE        NONE      30999           2279
MERCK & CO INC                COM            589331107      3145   82855  DEFINED     NONE      82855
MORGAN STANLEY                COM NEW        617446448       745   16300  SOLE        NONE      15293           1007
MORGAN STANLEY                COM NEW        617446448      1689   36969  DEFINED     NONE      36969
NEWS CORP                     CL B           65248E203       300   15790  SOLE        NONE      14997            793
NEWS CORP                     CL B           65248E203       567   29766  DEFINED     NONE      29766
NORDSTROM INC                 COM            655664100       186    5711  SOLE        NONE       4918            405
NORDSTROM INC                 COM            655664100       443   13577  DEFINED     NONE      13577
ORACLE CORP                   COM            68389X105      1768   90399  SOLE        NONE      84362           6037
ORACLE CORP                   COM            68389X105      4248  217187  DEFINED     NONE     217187
PRECISION CASTPARTS CORP      COM            740189105       359    3514  SOLE        NONE       3253            261
PRECISION CASTPARTS CORP      COM            740189105       854    8364  DEFINED     NONE       8364
SCHERING PLOUGH CORP          COM            806605101       599   41612  SOLE        NONE      39119           2493
SCHERING PLOUGH CORP          COM            806605101      1442  100041  DEFINED     NONE     100041
SCHLUMBERGER LTD              COM            806857108       665    7644  SOLE        NONE       7152            492
SCHLUMBERGER LTD              COM            806857108      1599   18383  DEFINED     NONE      18383

SUNOCO INC                    COM            86764P109       710   13534  SOLE        NONE      12586            948
SUNOCO INC                    COM            86764P109      1682   32049  DEFINED     NONE      32049
SUNTECH PWR HLDGS CO LTD      ADR            86800C104       309    7638  SOLE        NONE       7151            487
SUNTECH PWR HLDGS CO LTD      ADR            86800C104       760   18727  DEFINED     NONE      18727
TJX COS INC NEW               COM            872540109       103    3122  SOLE        NONE       2941            181
TJX COS INC NEW               COM            872540109       250    7554  DEFINED     NONE       7554
TARGET CORP                   COM            87612E106       322    6349  SOLE        NONE       5859            490
TARGET CORP                   COM            87612E106       763   15052  DEFINED     NONE      15052
TEREX CORP NEW                COM            880779103      1925   30790  SOLE        NONE      28695           2095
TEREX CORP NEW                COM            880779103      4637   74195  DEFINED     NONE      74195
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      1225   26534  SOLE        NONE      24586           1948
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209      2932   63470  DEFINED     NONE      63470
TEXTRON INC                   COM            883203101      1294   23356  SOLE        NONE      21777           1579
TEXTRON INC                   COM            883203101      2955   53319  DEFINED     NONE      53319
TIFFANY & CO NEW              COM            886547108       202    4831  SOLE        NONE       4509            322
TIFFANY & CO NEW              COM            886547108       497   11886  DEFINED     NONE      11886
WAL MART STORES INC           COM            931142103       499    9462  SOLE        NONE       8716            746
WAL MART STORES INC           COM            931142103      1168   22178  DEFINED     NONE      22178
WESTERN UN CO                 COM            959802109       913   42951  SOLE        NONE      39620           3331
WESTERN UN CO                 COM            959802109      2171  102045  DEFINED     NONE     102045
WYETH                         COM            983024100       373    8919  SOLE        NONE       8346            573
WYETH                         COM            983024100       883   21150  DEFINED     NONE      21150
WYNN RESORTS LTD              COM            983134107       197    1950  SOLE        NONE       1690            260
WYNN RESORTS LTD              COM            983134107       862    8569  DEFINED     NONE       8569
XATA CORP                     COM NEW        983882309        41   12017  SOLE        NONE                     12017